Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets with finite lives	$ 670	$ 518	$ 245
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived trademarks	$ 48	$ 80
Minimum | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Maximum | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Maximum | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	15 years